Operating expenses, net (Tables)	12 Months Ended
Dec. 31, 2021
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Operating Expenses [line items]
Schedule of detailed information about operating expenses,net

This caption is made up as follows:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Cost of sales from the sale of fixed assets	—	30	2,092
Exploration and advanced projects	23,619	19,279	33,669
Severance program	5,769	4,454	2,210
Social responsibility commitments	—	6,730	250
Write-off of fixed assets	613	460	1,204
Tax fine	234	11	2,019
Revenue from sale of fixed assets	(1,009)	(40)	(8,088)
Others, net	7,065	3,398	2,631

	36,291	34,322	35,987